              As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-75174
                                                       '40 Act File No. 811-3338

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 23           [x]


                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 24                   [x]


                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   One Nationwide Plaza, Columbus, Ohio 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   Gordon E. McCutchan, Secretary, One Nationwide Plaza, Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1997 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on May 1, 1997 pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.


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                                                                 REDLINED

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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4        Item                                                             Page
---        ----                                                             ----

Part A     INFORMATION REQUIRED IN A PROSPECTUS

           Item 1.    Cover page...............................................3
           Item 2.    Definitions..............................................5
           Item 3.    Synopsis or Highlights..................................13
           Item 4.    Condensed Financial Information.........................14
           Item 5.    General Description of Registrant, Depositor,
                      and Portfolio Companies.................................17
           Item 6.    Deductions and Expenses.................................21
           Item 7.    General Description of Variable Annuity Contracts.......23
           Item 8.    Annuity Period..........................................30
           Item 9.    Death Benefit and Distributions.........................30
           Item 10.   Purchases and Contract Value............................23
           Item 11.   Redemptions.............................................27
           Item 12.   Taxes...................................................35
           Item 13.   Legal Proceedings.......................................43
           Item 14.   Table of Contents of the Statement of Additional
                      Information.............................................43



Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
           Item 15.   Cover Page..............................................46
           Item 16.   Table of Contents.......................................46
           Item 17.   General Information and History.........................46
           Item 18.   Services................................................46
           Item 19.   Purchase of Securities Being Offered....................47
           Item 20.   Underwriters............................................47
           Item 21.   Calculation of Performance..............................47
           Item 22.   Annuity Payments........................................50
           Item 23.   Financial Statements....................................51


Part C     OTHER INFORMATION

           Item 24.   Financial Statements and Exhibits.......................88
           Item 25.   Directors and Officers of the Depositor.................90
           Item 26.   Persons Controlled by or Under Common Control
                      with the Depositor or Registrant........................92
           Item 27.   Number of Contract Owners...............................99
           Item 28.   Indemnification.........................................99
           Item 29.   Principal Underwriter...................................99
           Item 30.   Location of Accounts and Records.......................100
           Item 31.   Management Services....................................100
           Item 32.   Undertakings...........................................101



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

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182437
                              Columbus, Ohio 43216
                       1-800-451-0070, TDD 1-800-238-3035

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
               THROUGH ITS NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

     The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). References throughout the prospectus to Contracts shall also mean "Certificates" issued under Group Flexible Fund Retirement Contracts. For group Contracts, references to "Contract Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Contract Owner to exercise such rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code, (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

     Purchase Payments are allocated to the Nationwide Multi-Flex Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following Sub-Accounts of the underlying Mutual Fund options:


American Century Variable Portfolios, Inc., an affiliate of American Century(SM)
         Companies, Inc. (formerly TCI Portfolios, Inc., a member of the
                       Twentieth Century Companies, Inc.)
                    -American Century VP Capital Appreciation
                         - American Century VP Advantage

                            Dreyfus Stock Index Fund
               The Dreyfus Socially Responsible Growth Fund, Inc.
                        Dreyfus Variable Investment Fund
                              - Small Cap Portfolio
                            - Quality Bond Portfolio
                    Fidelity Variable Insurance Products Fund
                            - Equity-Income Portfolio
                            - High Income Portfolio*
                        Nationwide Separate Account Trust
                               - Money Market Fund
                             - Government Bond Fund
                               - Total Return Fund
                  Neuberger & Berman Advisers Management Trust
                              - Balanced Portfolio
                          Strong Special Fund II, Inc.
                     Templeton Variable Products Series Fund
                              - International Fund

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.


     This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Multi-Flex Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide Multi-Flex Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P. O. Box 182437, Columbus, Ohio 43216.



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                                    3 of 106

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 41 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.



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

                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance.

Annuitization- The period during which annuity payments are actually received.

Annuitization Date- The date on which annuity payments actually commence.

Annuity Commencement Date- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

Annuity Payment Option- The chosen form of annuity payments. Several options are available under this Contract.

Annuity Unit- An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

Code- The Internal Revenue Code of 1986, as amended.

Company- Nationwide Life Insurance Company

Contingent Beneficiary- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant or Designated Annuitant.


Contingent Designated Annuitant- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated, and the Designated Annuitant dies before the Annuitization Date, the Contingent Designated Annuitant becomes the Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

Contingent Owner- A Contingent Owner succeeds to the right of the Contract Owner upon the Contract Owner's death before Annuitization. The Owner's right to name a Contingent Owner may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued. For Contracts issued in the state of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."


Contract- The Individual Deferred Variable Annuity Contract described in this prospectus.

Contract Anniversary- An anniversary of the Date of Issue of the Contract.


Contract Owner (Owner)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant (the Designated Annuitant can not be changed without the consent of the Company), Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named on the application, unless changed.


Contract Value- The sum of the value of the Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.


Contract Year- Each year the Contract remains in force commencing with the Date of Issue.


Date of Issue- The date shown as the Date of Issue on the Data Page of the Contract.


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

Death Benefit- The benefit payable upon the death of the Designated Annuitant. This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

Designated Annuitant- The person designated prior to the Annuitization Date to receive annuity payments. The Designated Annuitant is named on the Data Page, unless changed. No change of Designated Annuitant may be made without the prior consent of the Company.

Distribution- Any payment of part or all of the Contract Value.

ERISA- Employee Retirement Income Security Act of 1974, as amended.


Fixed Account- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.


Fixed Account Contract Value- The sum of the value credited to the Fixed Account including interest.


Fixed Annuity- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.


Home Office- The main office of the Company located in Columbus, Ohio.

Individual Retirement Annuity- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Interest Rate Guarantee Period- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

Mutual Fund- The registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

Non-Qualified Contract- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

Plan Participant- The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.


Qualified Contract- A Contract issued to a Qualified Plan.

Qualified Plans- Retirement plans which receive favorable tax treatment under the provisions of Sections 401 or 403(a) of the Code.

SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


Sub-Accounts- Separate and distinct divisions of the Variable Account, to which specific Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

Tax Sheltered Annuity- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


Unified Billing Authority- A program established to collect, and electronically forward to the Company, Purchase Payments from multiple employers whose employees have authorized regular Purchase Payments to Tax Sheltered Annuity Contracts pursuant to a payroll deduction authorization, resulting in the systematic updating of each Contract Owner's Contract Value and record of Purchase Payments on a predetermined basis. Unified Billing Authorities may be established (on a statewide basis) on behalf of school districts and school district employees within certain states.

Valuation Date- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.



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


Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


Variable Account- The Nationwide Multi-Flex Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate mutual fund.

Variable Account Contract Value- The sum of the value of all Variable Account Accumulation Units in the Contract.

Variable Annuity- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.


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

                                TABLE OF CONTENTS

                                                                            Page

GLOSSARY OF SPECIAL TERMS......................................................3
SUMMARY OF CONTRACT EXPENSES...................................................8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.........................................9
SYNOPSIS......................................................................11
CONDENSED FINANCIAL INFORMATION...............................................12
NATIONWIDE LIFE INSURANCE COMPANY.............................................15
THE VARIABLE ACCOUNT..........................................................15
           Underlying Mutual Fund Options.....................................15
           American Century Variable Portfolios, Inc., member
           of the American Century(SM) Investments Family.....................15
           Dreyfus Stock Index Fund...........................................16
           The Dreyfus Socially Responsible Growth Fund, Inc..................16
           Dreyfus Variable Investment Fund...................................16
           Fidelity Variable Insurance Products Fund..........................17
           Nationwide Separate Account Trust..................................17
           Neuberger & Berman Advisers Management Trust.......................18
           Strong Special Fund II, Inc........................................18
           Templeton Variable Products Series Fund............................18
           Voting Rights......................................................18
           Substitution of Securities.........................................19
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS.............19
           Expenses of the Variable Account...................................19
           Mortality Risk Charge..............................................19
           Expense Risk Charge................................................20
           Contract Maintenance Charge and Administration Charge..............20
           Contingent Deferred Sales Charge...................................20
           Waiver of the Contingent Deferred Sales Charge.....................21
           Premium Taxes......................................................21
OPERATION OF THE CONTRACT.....................................................21
           Investments of the Variable Account................................21
           Allocation of Purchase Payments and Contract Value.................21
           Value of a Variable Account Accumulation Unit......................22
           Net Investment Factor..............................................22
           Valuation of Assets................................................23
           Determining the Contract Value.....................................23
           Right to Revoke....................................................23
           Transfers..........................................................23
           Contract Ownership Provisions......................................24
           Contingent Ownership Provisions....................................24
           Beneficiary Provisions.............................................24
           Surrender (Redemption).............................................25
           Surrenders Under a Qualified Contract or Tax-Sheltered
           Annuity Contract...................................................25
           Loan Privilege.....................................................26
           Assignment.........................................................27
           Contract Owner Services............................................28
               Dollar Cost Averaging..........................................28
               Systematic Withdrawals.........................................28
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS................28
           Annuity Commencement Date..........................................28
           Change in Annuity Commencement Date................................28
           Annuity Payment Period-Variable Account............................28
           Value of an Annuity Unit...........................................29
           Assumed Investment Rate............................................29
           Frequency and Amount of Annuity Payments...........................29
           Change in Form of Annuity..........................................29
           Annuity Payment Options............................................29
           Death of Contract Owner Provisions-Non-Qualified Contracts.........30
           Death of Annuitant Provisions- Non-Qualified Contracts.............30



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


           Death of the Contract Owner/Annuitant Provisions...................30
           Death Benefit Payment Provisions...................................30
           Required Distribution Provisions for Non-Qualified Contracts.......31
           Required Distributions For Qualified Plans and Tax
           Sheltered Annuities................................................32
           Required Distributions for Individual Retirement
           Annuities and SEP IRAs.............................................32
           Generation-Skipping Transfers......................................33
FEDERAL TAX CONSIDERATIONS....................................................33
           Federal Income Taxes...............................................33
           Non-Qualified Contracts-Natural Persons as Owners..................34
           Non-Qualified Contracts - Non-Natural Persons as Owners............35
           Qualified Plans, Individual Retirement Annuities, SEP IRAs,
           and Tax Sheltered Annuities........................................35
           Withholding........................................................36
           Federal Estate, Gift, and Generation Skipping Transfer Taxes.......36
           Charge for Tax Provisions..........................................36
           Diversification....................................................36
           Tax Changes........................................................37
GENERAL INFORMATION...........................................................37
           Contract Owner Inquiries...........................................37
           Statements and Reports.............................................37
           Advertising........................................................37
LEGAL PROCEEDINGS.............................................................41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................41
APPENDIX......................................................................42



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

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

     Maximum Contingent Deferred Sales Charge(1)....................... 7%


--------------------------------------------------------------------------------
               Range of Contingent Deferred Sales Charge Over Time

  Number of Completed Years                       Contingent Deferred Sales
from Date of Purchase Payment                        Load Percentage
            0                                               7%
            1                                               6%
            2                                               5%
            3                                               4%
            4                                               3%
            5                                               2%
            6                                               1%
            7                                               0%
--------------------------------------------------------------------------------


ANNUAL CONTRACT MAINTENANCE CHARGE(2).................................. $30

(1) Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a Contingent Deferred Sales Charge
     (CDSC), the greater of: (a) an amount equal to 10% of that Purchase Payment, or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. This CDSC-free withdrawal is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional provisions).

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge and Administration Charge"). For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve applicable contractual modifications, the Contract Maintenance Charge shall be waived in those states in which a Unified Billing Authority Program, or any such similar program, is being utilized to process Purchase Payments.



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

VARIABLE ACCOUNT ANNUAL EXPENSES


     Mortality and Expense Risk Charges .........................     1.25%
     Administration Charge ......................................     0.05%
           Total Variable Account Annual Expenses ...............     1.30%


                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)


--------------------------------------------------------------------------------
                                          Management     Other     Total Mutual
                                             Fees       Expenses   Fund Expenses
--------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.-American Century VP Capital
Appreciation                                1.00%        0.00%        1.00%
--------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.-American Century VP Advantage          1.00%        0.00%        1.00%
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund                    0.25%        0.05%        0.30%
--------------------------------------------------------------------------------
The Dreyfus Socially Responsible
Growth Fund                                 0.72%        0.24%         .96%
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Quality
Bond Portfolio                              0.65%        0.14%        0.79%
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-
Small Cap Portfolio                         0.75%        0.04%        0.79%
--------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-
Income Portfolio                            0.51%        0.07%        0.58%
--------------------------------------------------------------------------------
Fidelity VIP Fund-High
Income Portfolio                            0.59%        0.12%        0.71%
--------------------------------------------------------------------------------
NSAT-Government Bond Fund                   0.50%        0.01%        0.51%
--------------------------------------------------------------------------------
NSAT-Money Market Fund                      0.50%        0.03%        0.53%
--------------------------------------------------------------------------------
NSAT-Total Return Fund                      0.50%        0.02%        0.52%
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management
Trust-Balanced Portfolio                    0.85%        0.23%        1.08%
--------------------------------------------------------------------------------
Strong Special Fund II, Inc.                1.00%        0.17%        1.17%
--------------------------------------------------------------------------------
Templeton Variable Products Series
Fund-Templeton International
Fund Class 1                                0.70%        0.18%        0.88%(4)
--------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values under the Variable Account. The management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

(4) Management Fees and total operating expenses have been adjusted to reflect the management fee schedule approved by shareholders effective May 1, 1997. See underlying mutual fund prospectus for details



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

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


------------------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your           If you do not surrender your         If you annuitize your
                               Contract at the end of the         Contract at the end of the       Contract at the end of the
                                 applicable time period             applicable time period           applicable time  period
------------------------------------------------------------------------------------------------------------------------------------
                             1 Yr   3 Yrs   5 Yrs   10 Yrs      1 Yr   3 Yrs   5 Yrs  10 Yrs       1 Yr   3 Yrs   5 Yrs  10 Yrs
------------------------------------------------------------------------------------------------------------------------------------
American Century
Variable Portfolios, Inc.-
American Century  VP
Advantage                       96     125     163     289        26      80     136     289         *      80     136     289

American Century
Variable Portfolios, Inc.-
American Century  VP
Capital Appreciation            96     125     163     289        26      80     136     289         *      80     136     289

Dreyfus Stock Index
Fund                            89     103     126     214        19      58      99     214         *      58      99     214

Dreyfus Socially
Responsible Growth
Fund, Inc.                      96     123     161     285        26      78     134     285         *      78     134     285

Dreyfus Variable
Investment
Fund-Quality Bond
Portfolio                       94     118     152     267        24      73     125     267         *      73     125     307

Dreyfus Variable
Investment Fund-
Small Cap Portfolio             94     118     152     267        24      73     125     267         *      73     125     267

Fidelity VIP Fund-
Equity-Income
Portfolio                       92     111     141     245        22      66     114     245         *      66     114     245

Fidelity VIP
Fund-High Income
Portfolio                       93     116     148     259        23      71     121     259         *      71     121     259

NSAT-Government Bond
Fund                            91     109     137     237        21      64     110     237         *      64     110     237

NSAT-Money Market Fund          91     110     138     240        21      65     111     240         *      65     111     240

NSAT-Total Return Fund          91     110     138     239        21      65     111     239         *      65     111     239

Neuberger & Berman
Advisers Management
Trust-Balanced
Portfolio                       97     127     167     298        27      82     140     298         *      82     140     298

Strong Special Fund
II, Inc.                        98     130     172     307        28      85     145     307         *      85     145     307

Templeton Variable
Products Series
Fund-Templeton
International Fund
Class 1                         93     116     148     259        23      71     121     259         *      71     121     259


* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

     The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Multi-Flex Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund option, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").


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

                                    SYNOPSIS


     The Individual Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of
Contracts: (1) Non-Qualified Annuities; (2) Individual Retirement Annuities, (3) Tax Sheltered Annuities, (4) SEP-IRAs, and (5) Qualified Annuities.


     The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company. The Company will waive the Contingent Deferred Sales Charge under Tax Sheltered Annuity (403(b)) Contracts and 401 Contracts when the Contract Owner separates from service and has participated in the Contract for 5 years or has participated in the Contract for 10 years with active deferrals, dies, becomes disabled, experiences a hardship; or annuitizes after completing 2 years in the Contract (see "Contingent Deferred Sales Charge").


     In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of the Contracts. The $30 Contract Maintenance Charge will be waived if the Purchase Payments made under a Tax Sheltered Annuity Contract are processed through a Unified Billing Authority. (This waiver is available for Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997 or the date on which the insurance authorities in a state having a Unified Billing Authority approve applicable contract modifications.) The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").


     The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

     The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

     The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").


     Upon Annuitization the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

     The Company will charge against the Purchase Payments or the Contract Value, the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

     To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                   13 of 106

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                                          Accumulation    Accumulation        Percent        Number Of
                                           Unit Value      Unit Value        Change in      Accumulation
                                          At Beginning       At End         Accumulation    Units At End
          Fund                             Of Period       Of Period         Unit Value     Of The Period         Year
----------------------------------------------------------------------------------------------------------------------

American Century.-                         13.035463       14.055040             7.82%         511,115            1996
Variable Portfolios, Inc.                  11.312248       13.035463            15.23%         513,818            1995
American Century VP                        11.343435       11.312248            -0.27%         518,729            1994
Advantage-Q                                10.757355       11.343435             5.45%         467,066            1993
                                           11.325089       10.757355            -5.01%         319,109            1992
                                           10.000000       11.325089            13.25%          10,677            1991
----------------------------------------------------------------------------------------------------------------------
American Century.-                         16.447846       15.531281            -5.57%       1,991,010            1996
Variable Portfolios, Inc.                  12.711014       16.447846            29.40%       1,986,887            1995
American Century VP                        13.030369       12.711014            -2.45%       1,855,905            1994
Capital Appreciation-Q                     11.967533       13.030369             8.88%       1,492,249            1993
                                           12.290177       11.967533            -2.63%         846,374            1992
                                           10.000000       12.290177            22.90%          18,446            1991
----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially                           13.333625       15.953248            19.65%         399,889            1996
Responsible Growth                         10.039093       13.333625            32.82%          94,479            1995
Fund-Q                                     10.000000       10.039093             0.39%          16,111            1994
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                        13.807559       16.698256            20.94%         995,299            1996
Fund - Q                                   10.227308       13.807559            35.01%         489,045            1995
                                           10.271065       10.227308            -0.43%         297,344            1994
                                           10.000000       10.271065             2.71%          65,529            1993
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                           10.493309        10.67964             1.78%         202,913            1996
Investment Fund-Quality                    10.000000       10.493309             4.93%           9,201            1995
Bond Portfolio-Q
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                           13.249127       15.245571            15.07%       1,991,389            1996
Investment Fund-Small                      10.374796       13.249127            27.70%         709,274            1995
Cap Portfolio-Q                            10.000000       10.374796             3.75%         137,041            1994
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP
Fund-Equity-                               14.412060       16.255386            12.79%       3,685,628            1996
Income Portfolio-Q                         10.808255       14.412060            33.34%       2,504,171            1995
                                           10.227513       10.808255             5.68%       1,591,113            1994
                                           10.000000       10.227513             2.28%         345,527            1993
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -High                    11.779381       13.256841            12.54%         621,493            1996
Income Portfolio-Q                          9.895223       11.779381            19.04%         210,727            1995
                                           10.000000        9.895223            -1.05%          33,204            1994
----------------------------------------------------------------------------------------------------------------------
NSAT-Government                            29.463573       30.092479             2.13%       2,948,795            1996
Bond Fund-Q                                25.138302       29.463573            17.21%       3,276,421            1995
                                           26.318797       25.138302            -4.49%       3,538,336            1994
                                           24.348055       26.318797             8.09%       3,946,493            1993
                                           22.869936       24.348055             6.46%       2,650,975            1992
                                           19.854919       22.869936            15.19%       1,805,156            1991
                                           18.372987       19.854919             8.07%       1,291,591            1990
                                           16.331709       18.372987            12.50%       1,182,905            1989
                                           15.312739       16.331709             6.65%       1,184,100            1988
                                           15.295126       15.312739             0.12%       1,190,140            1987
                                           13.449373       15.295126            13.72%         948,476            1986
----------------------------------------------------------------------------------------------------------------------
NSAT-Money Market                          19.595876       20.329483             3.74%       1,617,637            1996
Fund-Q*                                    18.790546       19.595876             4.29%       1,618,571            1995
                                           18.325918       18.790546             2.54%       1,636,119            1994
                                           18.069824       18.325918             1.42%       1,647,900            1993
                                           17.705124       18.069824             2.06%       1,840,923            1992
                                           16.950132       17.705124             4.45%       2,323,043            1991
                                           15.891433       16.950132             6.66%       2,678,914            1990
                                           14.760926       15.891433             7.66%       2,395,888            1989
                                           13.935064       14.760926             5.93%       2,117,718            1988
                                           13.264408       13.935064             5.06%       1,894,196            1987
                                           12.611459       13.264408             5.18%       1,403,782            1986
----------------------------------------------------------------------------------------------------------------------

                                   14 of 106

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                                          Accumulation    Accumulation        Percent        Number Of
                                           Unit Value      Unit Value        Change in      Accumulation
                                          At Beginning       At End         Accumulation    Units At End
          Fund                             Of Period       Of Period         Unit Value     Of The Period         Year
----------------------------------------------------------------------------------------------------------------------

NSAT-Total Return                           51.701438       62.170693            20.25%       5,119,908            1996
Fund-Q                                      40.575816       51.701438            27.42%       5,049,123            1995
                                            40.671816       40.575816            -0.24%       5,094,417            1994
                                            34.794462       37.150744             6.77%       3,578,781            1992
                                            25.454897       34.794462            36.69%       2,974,227            1991
                                            28.044760       25.454897            -9.23%       2,734,562            1990
                                            25.094601       28.044760            11.76%       2,897,067            1989
                                            21.178453       25.094601            18.49%       2,746,255            1988
                                            21.612441       21.178453            -2.01%       2,885,264            1987
                                            18.212306       21.612441            18.67%       2,541,305            1986
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman                          14.753402       15.563120             5.49%       1,766,421            1996
Advisers Management                         12.077573       14.753402            22.16%       1,697,674            1995
Trust - Balanced                            12.661508       12.077573            -4.61%       1,651,413            1994
Portfolio - Q                               12.050347       12.661508             5.07%       1,478,589            1996
                                            11.299008       12.050347             6.65%         743,247            1992
                                            10.000000        11.29008            12.99%          13,232            1991
----------------------------------------------------------------------------------------------------------------------
Strong Special Fund II,                     10.456863       12.193238            16.61%         408,289            1996
Inc.-Q                                      10.000000       10.456863             4.57%          14,374            1995
----------------------------------------------------------------------------------------------------------------------
Templeton Variable                          11.329203       13.869569            22.42%       1,044,821            1996
Products Series Fund-                        9.913613       11.329203            14.28%         503,599            1995
International Fund-Q                        10.000000        9.913613            -0.86%         161,196            1994
----------------------------------------------------------------------------------------------------------------------
American Century                            13.053463       14.055040             7.82%         199,799            1996
Variable Portfolios,                        11.312248       13.035463            15.23%         209,516            1995
Inc.-
American Century VP                         11.343435       11.312248            -0.27%         237,606            1994
Advantage-NQ                                10.757355       11.343435             5.45%         225,188            1993
                                            11.325089       10.757355            -5.01%         163,922            1992
                                            10.000000       11.325089            13.25%           3,898            1991
----------------------------------------------------------------------------------------------------------------------
American Century                            13.802855       15.079515             9.25%          25,000            1996
Variable Portfolios, Inc.-                  11.822996       13.802855            16.75%          25,000            1995
American Century VP                         11.701906       11.822996             1.03%          25,000            1994
Advantage                                   10.953160       11.701906             6.84%          25,000            1993
NQ (Depositor Only)                         11.380926       10.953160            -3.76%          25,000            1992
                                            10.000000       11.380926            13.81%          25,000            1991
----------------------------------------------------------------------------------------------------------------------
American Century                            16.447846       15.531281            -5.57%         896,863            1996
Variable Portfolios, Inc.-                  12.711014       16.447846            29.40%         956,826            1995
American Century VP                         13.030369       12.711014            -2.45%       1,058,520            1994
Capital Appreciation-NQ                     11.967533       13.030369             8.88%         984,830            1993
                                            12.290177       11.967533            -2.63%         508,166            1992
                                            10.000000       12.290177            22.90%          25,910            1991
----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially                            13.333625       15.953248            19.65%          30,211            1996
Responsible Growth                          10.039093       13.333625            32.82%           7,847            1995
Fund-NQ                                     10.000000       10.039093             0.39%           1,221            1994
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                         13.807559       16.698256            20.94%         321,661            1996
Fund - NQ                                   10.227308       13.807559            35.01%         210,808            1995
                                            10.271065       10.227308            -0.43%         185,724            1994
                                            10.000000       10.271065             2.71%         100,168            1993
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                            10.493309       10.679640             1.78%          13,559            1996
Investment Fund-Quality                     10.000000       10.493309             4.93%             626            1995
Bond Portfolio-NQ
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                            13.249127       15.245571            15.07%         132,109            1996
Investment Fund-Small                       10.374796       13.249127            27.70%          57,885            1995
Cap Portfolio-NQ                            10.000000       10.374796             3.75%          21,950            1994
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-                   14.412060       16.255386            12.79%       1,140,873            1996
Income Portfolio-NQ                         10.808255       14.412060            33.34%       1,004,513            1995
                                            10.227513       10.808255             5.68%         917,381            1994
                                            10.000000       10.227513             2.28%         368,492            1993
----------------------------------------------------------------------------------------------------------------------


                                   15 of 106

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                                          Accumulation    Accumulation        Percent        Number Of
                                           Unit Value      Unit Value        Change in      Accumulation
                                          At Beginning       At End         Accumulation    Units At End
          Fund                             Of Period       Of Period         Unit Value     Of The Period         Year
----------------------------------------------------------------------------------------------------------------------

Fidelity VIP-Fund-High                      11.779381       13.256841            12.54%          33,405            1996
Income Portfolio-NQ                          9.895223       11.779381            19.04%          11,249            1995
                                            10.000000        9.895223            -1.05%           2,726            1994
----------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond                        29.474435       30.103580             2.13%       1,371,551            1996
Fund-NQ                                     25.147577       29.474435            17.21%       1,618,704            1995
                                            26.328516       25.147577            -4.49%       1,893,807            1994
                                            24.357055       26.328516             8.09%       2,350,137            1993
                                            22.878402       24.357055             6.46%       1,501,470            1992
                                            19.862268       22.878402            15.19%         976,874            1991
                                            18.379796       19.862268             8.07%         750,363            1990
                                            16.337763       18.379796            12.50%         756,058            1989
                                            15.318418       16.337763             6.65%         845,602            1988
                                            15.300795       15.318418             0.12%       1,034,597            1987
                                            13.454359       15.300795            13.72%         985,017            1986
----------------------------------------------------------------------------------------------------------------------
NSAT-Money Market                           21.291272       22.088348             3.74%         600,726            1996
Fund-NQ*                                    20.416267       21.291272             4.29%         665,100            1995
                                            19.911440       20.416267             2.54%         831,132            1994
                                            19.633190       19.911440             1.42%         819,892            1993
                                            19.236937       19.633190             2.06%       1,117,454            1992
                                            18.416623       19.236937             4.45%       1,684,322            1991
                                            17.266332       18.416623             6.66%       2,083,996            1990
                                            16.038015       17.266332             7.66%       2,127,690            1989
                                            15.140691       16.038015             5.93%       2,219,382            1988
                                            14.412005       15.140691             5.06%       2,567,315            1987
----------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                      50.214359       60.382482            20.25%       2,180,633            1996
Fund-NQ                                     39.408735       50.214359            27.42%       2,273,685            1995
                                            39.501981       39.408735            -0.24%       2,360,160            1994
                                            36.082181       39.501981             9.48%       2,184,517            1993
                                            33.793676       36.082181             6.77%       1,671,604            1992
                                            24.722750       33.793676            36.69%       1,370,409            1991
                                            27.238121       24.722750            -9.23%       1,268,584            1990
                                            24.372817       27.238121            11.76%       1,476,049            1989
                                            20.569309       24.372817            18.49%       1,458,246            1988
                                            20.990807       20.569309            -2.01%       1,853,494            1987
                                            17.688466       20.990807            18.67%       1,823,424            1986
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman                          14.753402       15.563120             5.49%         702,451            1996
Advisers Management                         12.077573       14.753402            22.16%         728,876            1995
Trust-Balanced                              12.661508       12.077573            -4.61%         844,181            1994
Portfolio-NQ                                12.050347       12.661508             5.07%         927,960            1993
                                            11.299008       12.050347             6.65%         370,418            1992
                                            10.000000       11.299008            12.99%          14,765            1991
----------------------------------------------------------------------------------------------------------------------
Strong Special Fund II,                     10.456863       12.193238            16.61%          35,456            1996
Inc.-NQ                                     10.000000       10.456863             4.57%           1,437            1995
----------------------------------------------------------------------------------------------------------------------
Templeton Variable                          11.329203       13.869569            22.42%          66,863            1996
Products Series Fund-                        9.913613       11.329203            14.28%          39,371            1995
Templeton International                     10.000000        9.913613            -0.86%          24,273            1994
Fund Class 1-NQ
----------------------------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Separate Account Trust Money Market Fund as of December 31, 1996 was 3.64%.

                                   16 of 106

                        NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

     The Company is ranked and rated by independent financial rating services, among which are Moody's Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

     The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.


     Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts. A summary of investment objectives is contained in the description of each underlying Mutual Fund option below. More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-325-6434, TDD 1-800-238-3035 or writing P.O. Box 182437,
Columbus, Ohio 43216.

Underlying Mutual Fund Options


     The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Funds or Mutual Funds which are involved in the conflict.


American Century Variable Portfolios, Inc., Member of the American Century(SM) Investments (Formerly TCI Portfolios, Inc.)

     American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987 as Twentieth Century Investments Portfolios, Inc. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Investments, American Century Variable Portfolios is managed by Investors Research Corporation.

                                   17 of 106

- American Century VP Advantage (Formerly TCI Advantage)

     Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately (i) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

- American Century VP Capital Appreciation (Formerly TCI Growth)

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)


Dreyfus Stock Index Fund


     The Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

The Dreyfus Socially Responsible Growth Fund, Inc.


     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


     Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

Dreyfus Variable Investment Fund

     Dreyfus Variable Investment Fund is an open-end, diversified management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. Dreyfus serves as the Fund's investment adviser.


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

- The Dreyfus Quality Bond Portfolio


     Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. At least 80% of the value of the Portfolio's net assets will consist of obligation of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and corporations which, at the time of purchase by the Portfolio's, are rated at least A by Moody's or Standard & Poor's, or determined to be of comparable quality by The Dreyfus Corporation. The Quality Bond Portfolio also may invest in Municipal Obligations. In addition, at least 65% of the value of the Series assets (except when maintaining a temporary defensive position) will be invested in bond, debentures and other debt instruments.


- Small Cap Portfolio

     Investment Objective: Seeks to maximize capital appreciation. The Portfolio invests principally in common stocks. This Portfolio will be particularly alert to companies which Dreyfus considers to be emerging smaller-sized companies believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Fidelity Variable Insurance Products Fund


     Fidelity Variable Insurance Products Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.


- Equity-Income Portfolio


     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index.


- High Income Portfolio


     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:


     o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

Nationwide Separate Account Trust


     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company organized under the laws of Massachusetts. Three separate NSAT Mutual Funds listed below, each with its own investment objectives are offered in the Contract. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity Contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.



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

- Money Market Fund

     Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

- Government Bond Fund


     Investment Objective: The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.


- Total Return Fund

     Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

Neuberger & Berman Advisers Management Trust

     Neuberger & Berman Advisers Management Trust ("N&B Trust") is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the N&B Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

- Balanced Portfolio

     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward as low as 50% or upward as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

Strong Special Fund II, Inc.


     The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.


     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

Templeton Variable Products Series Fund

     Templeton Variable Products Series Fund is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life insurance policies offered by life insurance companies The investment manager is Templeton Investment Counsel, Inc.

- International Fund

     Investment Objective: To seek long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

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

Voting Rights

     Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

     In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from Contract Owners whose Contract Value is measured by Accumulation Units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.


     The Contract Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

     Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.


Substitution Of Securities


     If the shares of the underlying Mutual Funds options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts or substitute one or more underlying Mutual Funds for other underlying Mutual Funds already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, under such requirements as it may impose.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

Expenses of the Variable Account

     The Variable Account is responsible for the following types of expenses:
(1) administration expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.


     For 1996, the Variable Account incurred total expenses equal to 1.56% of its average net assets relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Fund options are described in each underlying Mutual Funds prospectus.


Mortality Risk Charge

     The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

     For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account which is an amount computed on a daily basis, which is equal on an annual rate of 0.80% of the daily net asset value of the Variable Account. The deduction of the Mortality Risk Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

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

Expense Risk Charge

     The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The deduction of the Expense Risk Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Company expects to generate a profit through assessing this charge.

Contract Maintenance Charge and Administration Charge


     Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. In any Contract Year when A Contract is surrendered for its full value on any date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of each surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will the reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination would be unfairly discriminatory to any person, or where it is prohibited by state law.

     The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. The Contract Maintenance Charge and Administrative Charge are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses. For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which insurance authorities (in a state having a Unified Billing Authority) approve applicable Contract modifications, the Contract Maintenance Charge will be waived if the purchase Payments made under the Contract are processed though a Unified Billing Authority. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.


Contingent Deferred Sales Charge


     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, (see "Waiver of the Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The gross distribution allowance which may be paid on the sale of these Contracts is 6.0% of Purchase Payments.

     The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For Purposes of calculating the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

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

The Contingent Deferred Sales Charge applies to Purchase Payments as follows:


Number of Completed      Contingent Deferred     Number of Completed      Contingent Deferred
 Years from Date of         Sales Charge         Years from Date of          Sales Charge
  Purchase Payment           Percentage           Purchase Payment            Percentage
  ----------------           ----------           ----------------            ----------
     0                           7%                       4                       3%
     1                           6%                       5                       2%
     2                           5%                       6                       1%
     3                           4%                       7                       0%


     Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) the greater of: (a) an amount equal to 10% of that Purchase Payment; or (b) any amount withdrawn from the Contract to meet minimum distribution requirements under the Code. This free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan.

Waiver of the Contingent Deferred Sales Charge


     The Company will waive the Contingent Deferred Sales Charges under Tax Sheltered Annuity Contracts and Qualified Contracts and SEP-IRA Contracts when:

1. The Plan Participant has participated in the Contract for 10 years of active deferrals;

2.   The Plan Participant dies;

3. The Plan Participant experiences a hardship (as defined by Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions;

4.   The Plan Participant annuitizes after completing 2 years in the Contract;

5. The Plan Participant has separated from service (as defined in Code Section 401(k)(2)(B)) and participated in this Contract for 5 years; or

6. The Plan Participant becomes disabled (within the meaning of Code Section 72(m)(7)).

     For Non-Qualified Contracts and IRA Contracts other than SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

1.   the Designated Annuitant dies; or

2.   the Contract Owner annuitizes after 2 years in the Contract.


     The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a 10% tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "FEDERAL TAX CONSIDERATIONS- Non Qualified Contracts -Natural Persons as Owners).


     In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where prohibited by state law.

Premium Taxes

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

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


                            OPERATION OF THE CONTRACT


Investments Of The Variable Account


     At the time of application each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account Options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.


Allocation Of Purchase Payments And Contract Value

     Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.


     The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. Subsequent Purchase Payments, if any, after the first Contract Year must be at least $10 each. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The Company, however, reserves the right to lower the subsequent Purchase Payment minimum for employer sponsored deduction programs. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.


     THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

     The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

     Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Value of a Variable Account Accumulation Unit

     The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.


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

(b)  is the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

     (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

     For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the NSAT Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

Valuation Of Assets

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

Determining The Contract Value

     The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

Right To Revoke


     Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract 10 days after receipt of the Contract and receive a refund of Contract Value. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, the Contract must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

Transfers


     Transfers between the Fixed and Variable Account must be made prior to the Annuitization Date. The Contract Owner may request a transfer of up to 100% of the Variable Account Contract Value to the Fixed Account without penalty or adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order.

     The Contract Owner may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company at its sole discretion, but will not be less

                                   25 of 106
than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

     Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners.

Contract Ownership Provisions

     Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is recorded. A change of Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

     Prior to the Annuitization Date, the Contract Owner may request a change in the Designated Annuitant, the Contingent Designated Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Annuitant, Contingent Annuitant, or Contingent Owner, as applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Designated Annuitant, such change shall be treated as the death of a Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.

     On and after the Annuitization Date, the Annuitant shall become the Contract Owner.


Contingent Owner Provisions


     The Contingent Owner is the person who may receive certain benefits under the Contract if the Contract Owner, who is not the Designated Annuitant, dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If no Contingent Owner survives the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner who is also the Designated Annuitant dies before the Annuitization Date, then the Contingent Owner does not have any rights in the Contract; however, if the Contingent Owner is also the Beneficiary, the Contingent Owner will have all the rights of the Beneficiary.

     Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was recorded, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

Beneficiary Provisions


     The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the


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Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation.


     If no Contingent Beneficiary survives the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was received, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


Surrender (Redemption)


     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner, deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty. In some cases, (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature.


     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

     The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

     With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

Surrenders Under A Qualified Plan or Tax Sheltered Annuity Contract


     Except as provided below, the Contract Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:


A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in
     Section 403(b)(7) of the Code(403(b)(7) Custodial Accounts), may be executed only:


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     1.   when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.


B.   The surrender limitations described in A. above also applies to:


     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

     A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to a Qualified Domestic Relations Order will not be considered to be in violation of restrictions stated in this provision.


     The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.


Loan Privilege


     Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value, subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.


     Loans from Qualified Contracts or Tax Sheltered Annuities, are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

     For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

     All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

     Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the


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Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a purchase payment. Both loan repayments and purchase payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise.


     If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

     If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the Employer.

     Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures associated with the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee.

     Individual Retirement Annuities, Non Qualified Contracts and SEP-IRA accounts are not eligible for loans.

Assignment


     Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice thereof executed by the Contract Owner. The Company is not responsible for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before the recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

     If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the assigned amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Individual Retirement Annuities, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.



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Contract Owner Services


     Dollar Cost Averaging- The Contract Owner may direct the Company to automatically transfer a specified amount from the NSAT Money Market Fund or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. The minimum monthly Dollar Cost Averaging transfer is $100. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $5,000.

     In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the NSAT Money Market Fund or the Fixed Account will be processed monthly or on another approved frequency until either the value in the NSAT Money Market Fund or the Fixed Account is depleted or the Contract Owner instructs the Company in writing to cancel the transfers.


     The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners, however, such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.


     Systematic Withdrawals- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal tax penalty may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. Unless directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. Unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments, the Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

     The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract or of applicable state or federal law.

         ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS


Annuity Commencement Date


     The Contract Owner selects an Annuity Commencement Date at the time of application. In addition, the Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity, Annuitization may occur during the first 2 years subject to approval by the Company.


Change In Annuity Commencement Date


     If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. The new date must comply with the Annuity Date provisions above.


Annuity Payment Period-Variable Account

     At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amounts of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing


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each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment. Once Variable Annuity payments begin, the Owner may exchange amounts among the Sub-Account options once per year.

Value Of An Annuity Unit

     The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

Assumed Investment Rate

     A 3.5% assumed investment rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

Frequency And Amount Of Annuity Payments

     Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity less frequently than annually.

Change In Form Of Annuity

     The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

Annuity Payment Options

     Any of the following Annuity Payment Options may be elected:


     Option 1-Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE DESIGNATED ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

     Option 2-Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 OF THIS PROVISION, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


     Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Designated Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:


     (1) If the Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section
          (2) below.



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     (2)  If someone other than the Annuitant is payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the assumed investment rate effective in determining the Annuity Tables, shall be paid in a lump sum.


     Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.


     If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no Distribution will be made until an effective Annuity Payment Option has been elected. Qualified Plan Contracts, Tax Sheltered Annuities, Individual Retirement Annuities and SEP IRAs are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

Death of Contract Owner Provisions- Non-Qualified Contracts

     For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, the Contingent Owner becomes the new Contract Owner. If a Contingent Owner is not named or predeceases the Contract Owner, then Distribution of the Contract will be made to the Designated Annuitant, unless the Contract Owner has named his or her estate at the time of Application to receive the Distribution. The entire interest in the Contract Value less any applicable deductions (which may include a Contingent Deferred Sales Charge) must be distributed in accordance with "Required Distributions Provisions- Non-Qualified Contracts" provisions.

Death of the Annuitant Provisions - Non-Qualified Contracts

     If the Contract Owner and Designated Annuitant are not the same person, and the Designated Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions", unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

     The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum distribution; (2) election of an annuity payout; or (3) any distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 60 days of the Annuitant's death. If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the Annuity Payment Option selected.

Death of the Contract Owner/Annuitant Provisions

     If any Contract Owner and Designated Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the Annuity Payment Option selected.

Death Benefit Payment Provisions

     Upon the death of the Designated Annuitant, a Death Benefit is payable to the Beneficiary unless the Contract Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives the following three items: (1) due proof of death; (2) an election specifying the Distribution method; and (3) any applicable state required form(s).

     If the Designated Annuitant dies prior to the first day of the calendar month after his or her 75th birthday, the dollar amount of the Death Benefit will be the greater of: (1) the sum of all Purchase Payments, increased at an annual rate of 5% simple interest from the date of each Purchase Payment, for each full year the payment has been in force, less any amounts surrendered, or
(2) the Contract Value.



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     If (1) the Contract Owner has requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday; (2) the Company has approved the request, and (3) the Designated Annuitant dies later than the first day of the calendar month following his or her 75th birthday, the dollar amount of the Death Benefit will be equal to the Contract Value.

     Insurance regulations in the States of New York and North Carolina do not permit the Death Benefit as described above. For Contracts issued in the states of New York and North Carolina the amount of the Death Benefit will be the greater of: (1) the sum of all Purchase Payments, less any amounts surrendered, or (2) the Contract Value. Likewise, the Death Benefit will be the greater of
(1) the sum of all Purchase Payments, less any amounts surrendered, or (2) the Contract Value, for Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997 or the date on which insurance authorities approve applicable Contract modifications in state jurisdictions in which a Unified Billing Authority is utilized in processing Purchase Payments.

     The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is deferred beyond the first day of the calendar month following the Designated Annuitant's 75th birthday.

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be determined according to the Annuity Payment Option elected.

Required Distribution Provisions For Non-Qualified Contracts

     Upon the death of any Contract Owner (including an Annuitant who becomes the Owner of the Contract on the Annuitization Date) (each of the foregoing "a deceased Owner"), certain distributions for Non-Qualified Contracts issued on or after January 19, 1985, are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions shall be made in accordance with such requirements:

     1. If any deceased Contract Owner died on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such deceased Owner's death.

     2. If any deceased Contract Owner died prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Contract Owner, provided however:

          (a) if any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Contingent Owner, Designated Annuitant, Contingent Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated Beneficiary, be distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of such designated Beneficiary, provided that payments begin within one year of the date of the deceased Contract Owner's death (or such longer period as may be permitted by federal income tax regulations), and

          (b) if the designated Beneficiary is the surviving spouse of the deceased Contract Owner, such spouse may elect to become the Contract Owner of this Contract, in lieu of a Death Benefit, and the distributions required under these distribution rules will be made upon the death of such spouse.

     In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these Distribution provisions: (1) the death of the Annuitant shall be treated as the death of any Contract Owner; (2) any change of the Designated Annuitant shall be treated as the death of any Contract Owner, and (3) in either case the appropriate Distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Designated Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

     These Distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities, Qualified Plans and SEP IRAs).

     Upon the death of a "deceased Owner", the designated Beneficiary must elect a method of Distribution which complies with these above Distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 90 days of the deceased Contract Owner's death. The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Designated Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.



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Required Distribution For Qualified Plans or Tax Sheltered Annuities


     The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations thereunder and will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

A. the life of the Annuitant or the lives of the Annuitant and the Annuitant's designated Beneficiary under the Selected Annuity Payment Option; or

B. a period not extending beyond the life expectancy of the Annuitant or the life expectancy of the Annuitant and the Annuitant's designated Beneficiary under the Annuity Payment Option.

     For Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

     If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in A or B above, such payments will commence no later than (1) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or (2) when the Annuitant retires, whichever is later (the "Required Beginning Date"). However, provision (2) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age 70 1/2. In the case of a governmental plan (as defined in Code Section 414(d)), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

     If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death occurs, unless the Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to:

     (a) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

     (b) Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.


     If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

     Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint and last survivor expectancy of the Annuitant and the Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


Required Distributions For Individual Retirement Annuities and SEP IRAs

     Distributions from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distributions may be accepted in a lump sum or in substantially equal payments over: (a) the Owner's life or the lives of the Owner and his spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated Beneficiary.


     If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death occurs, unless:


(a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:


     (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or


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     (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

     No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

     If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse who is the Beneficiary under the Annuity Payment Option, may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

     If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

     A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Contract Owner of an Individual Retirement Annuity must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.


     Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

Generation-Skipping Transfers

     The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

     A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                           FEDERAL TAX CONSIDERATIONS

Federal Income Taxes


     The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

     Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities including SEP IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

     Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

     Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which



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nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

     A change of the Designated Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.


Non-Qualified Contracts - Natural Persons as Owners


     The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

     Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

     The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

     Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

     In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.



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     The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

Non-Qualified Contracts - Non-Natural Persons as Owners

     The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

     As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, the following rules will apply.

     The income earned under a Non-Qualified Contract that is owned by a Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.

     The foregoing Non-Natural Owner rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

     The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

Qualified Plans, Individual Retirement Annuities, SEP IRAs and Tax Sheltered Annuities

     The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity, SEP IRA, or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

     For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

     Pursuant to Section 403(b)(1)(E) of the Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

     The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or Individual Retirement Accounts. Distributions that may not be rolled over are those which are:

1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary, or (c) for a specified period of ten years or more, or

2.   a required minimum distribution.

     Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Annuity did not qualify for the desired tax treatment. The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).



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Withholding

     The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

     A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

     The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to (a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

     If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

     Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.


Charge for Tax Provisions

     The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

Diversification

     The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the Contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner of an annuity Contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

     Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


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Tax Changes

     In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

     The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

     Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                               GENERAL INFORMATION

Contract Owner Inquiries


     Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182437, Columbus, Ohio 43216, or calling 1-800-451-0070, TDD 1-800-238-3035.


Statements and Reports

     The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed at the end of each calendar quarter detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported in quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

Advertising

     The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account.

     The Company may advertise for the Sub-Accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.


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     Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as will average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

     For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

     A "yield" and "effective yield" may also be advertised for the Nationwide Separate Account Trust Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying Mutual Fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.


     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report), is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against underlying Mutual Funds in specified categories. The rankings may or may not include the effects of sales or other charges.


     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                   40 of 106

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    Standardized Average Annual Total Return

==============================================================================================================
     SUB-ACCOUNT OPTIONS              1 Year to           5 Years to         Life of Fund to         Date Fund
                                      12/31/96             12/31/96             12/31/96             Effective
--------------------------------------------------------------------------------------------------------------

American Century Variable
Portfolios, Inc.- American
Century VP Advantage                   -0.58%               0.92%                 3.01%              08-01-91
--------------------------------------------------------------------------------------------------------------
American Century Variable
Portfolios, Inc.- American
Century VP Capital Appreciation       -13.46%               1.48%                 6.80%              11-20-87
--------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible
Growth Fund                            11.25%                N/A                 13.50%              10-06-93
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               12.54%               10.13%                9.20%              09-29-89
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment
Fund-Quality Bond Portfolio            -6.55%               4.51%                 5.18%              08-31-90
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment
Fund-Small Cap Portfolio                6.67%               32.88%               45.47%              08-31-90
--------------------------------------------------------------------------------------------------------------
Fidelity VIP
Fund-Equity-Income Portfolio            4.39%              13.82%                 9.90%*             10-09-86
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income
Portfolio                               4.14%              10.84%                 7.08%*             09-19-85
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
Management Trust-Balanced
Portfolio                              -2.91%               3.43%                 6.30%              02-28-89
--------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund              -6.21%               2.47%                 4.49%*             11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                 -4.66%              -0.61%                 1.65%*             11-10-81
--------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 11.85%               9.31%                 8.75%*             11-08-82
--------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.            8.21%                N/A                 14.45%              05-08-92
--------------------------------------------------------------------------------------------------------------
Templeton Variable Products
Series Fund-Templeton
International Fund Class 1             14.02%                N/A                 10.47%              05-01-92
==============================================================================================================


*    Represents 10 years to 12-31-96

                                   41 of 106

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                  Non-Standardized Average Annual Total Return

==============================================================================================================
     SUB-ACCOUNT OPTIONS              1 Year to           5 Years to         Life of Fund to         Date Fund
                                      12/31/96             12/31/96             12/31/96             Effective
--------------------------------------------------------------------------------------------------------------

American Century Variable               7.52%               4.12%                 6.18%              08-01-91
Portfolios, Inc.- American
Century VP Advantage
--------------------------------------------------------------------------------------------------------------
American Century Variable              -5.87%               4.51%                 9.14%              11-20-87
Portfolios, Inc.- American
Century VP Capital Appreciation
--------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           19.35%                N/A                 17.55%              10-06-93
Growth Fund
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               20.64%               12.88%               11.92%              09-29-89
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment             1.48%               7.23%                 7.93%              09-01-95
Fund-Quality Bond Portfolio
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            14.77%               34.31%               46.81%              08-31-90
Fund-Small Cap Portfolio
--------------------------------------------------------------------------------------------------------------
Fidelity VIP                           12.49%              16.21%                12.04%*             10-09-86
Fund-Equity-Income Portfolio
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          12.24%              13.24%                 9.45%*             09-19-85
Portfolio
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers             5.19%               6.34%                 8.54%              02-28-89
Management Trust-Balanced
Portfolio
--------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               1.83%               5.37%                 6.77%*             11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.44%               2.51%                 4.12%*             11-10-81
--------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 19.95%              12.05%                10.92%*             11-08-82
--------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           16.31%                N/A                 17.14%              09-01-95
--------------------------------------------------------------------------------------------------------------
Templeton Variable Products            22.12%                N/A                 13.50%              05-01-92
Series Fund-Templeton
International Fund Class 1
==============================================================================================================


*    Represents 10 years to 12-31-96.

                                   42 of 106

                                LEGAL PROCEEDINGS

     From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a " vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page

General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculation of Performance..................................................2
Underlying Mutual Fund Performance Summary..................................3
Annuity Payments............................................................5
Financial Statements........................................................6

                                   43 of 106

                                    APPENDIX

     Purchase Payments under the guaranteed interest portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the Fixed Account portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

The Fixed Account

     The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Multi-Flex Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

     The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

     The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR.

     The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

Transfers

     Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the amount of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period"). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                   44 of 106

                      ANNUITY PAYMENT PERIOD FIXED ACCOUNT

First and Subsequent Payments

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

Annuity Tables and Assumed Interest Rate

     The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

                                   45 of 106

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1997

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                    BY THE NATIONWIDE LIFE INSURANCE COMPANY
               THROUGH ITS NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182437, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-451-0070, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            Page

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculation of Performance....................................................2
Underlying Mutual Fund Performance History....................................3
Annuity Payments..............................................................5
Financial Statements..........................................................6


General Information and History


     The Nationwide Multi-Flex Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.


     The Company is the largest annuity provider in the United States for public sector deferred compensation programs, and has received the exclusive endorsement to provide annuity products in connection with the deferred compensation programs sponsored by the National Association of Counties (NACo) and the United States Conference of Mayors (USCM). In addition, the Company is the only annuity provider for the National Education Association (NEA) members endorsed by the NEA.

Services

     The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.


     The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Fund options. The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.


     The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   46 of 106

Purchase of Securities Being Offered

     The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

     The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, reserves the right to restrict transfers to the Fixed Account to 25% for any 12 month period. Contract Owners may transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period" located in the prospectus). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period.

     Transfers must also be made prior to the Annuitization Date.

Underwriters


     The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1996, 1995, and 1994, no underwriting commissions were paid by the Company to NAS.


Calculation of Performance

     All performance advertising shall include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized total return advertised by other variable annuity separate accounts. Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the Prospectus). No deduction is made for premium taxes which may be assessed by certain states.

     Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is a fixed per contract charge.

     The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized total return will be based on the rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

                                   47 of 106

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

     Below are the quotations of standardized average annual total return and non-standardized average annual total return, calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    Standardized Average Annual Total Return

==============================================================================================================
     SUB-ACCOUNT OPTIONS              1 Year to           5 Years to         Life of Fund to         Date Fund
                                      12/31/96             12/31/96             12/31/96             Effective
--------------------------------------------------------------------------------------------------------------

American Century Variable
Portfolios, Inc.- American
Century VP Advantage                   -0.58%               0.92%                 3.01%              08-01-91
--------------------------------------------------------------------------------------------------------------
American Century Variable
Portfolios, Inc.- American
Century VP Capital Appreciation       -13.46%               1.48%                 6.80%              11-20-87
--------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible
Growth Fund                            11.25%                N/A                 13.50%              10-06-93
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               12.54%               10.13%                9.20%              09-29-89
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment
Fund-Quality Bond Portfolio            -6.55%               4.51%                 5.18%              08-31-90
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment
Fund-Small Cap Portfolio                6.67%               32.88%               45.47%              08-31-90
--------------------------------------------------------------------------------------------------------------
Fidelity VIP
Fund-Equity-Income Portfolio            4.39%              13.82%                 9.90%*             10-09-86
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income
Portfolio                               4.14%              10.84%                 7.08%*             09-19-85
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
Management Trust-Balanced
Portfolio                              -2.91%               3.43%                 6.30%              02-28-89
--------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund              -6.21%               2.47%                 4.49%*             11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                 -4.66%              -0.61%                 1.65%*             11-10-81
--------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 11.85%               9.31%                 8.75%*             11-08-82
--------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.            8.21%                N/A                 14.45%              05-08-92
--------------------------------------------------------------------------------------------------------------
Templeton Variable Products
Series Fund-Templeton
International Fund Class 1             14.02%                N/A                 10.47%              05-01-92
==============================================================================================================


*    Represents 10 years to 12-31-96

                                   48 of 106

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                  Non-Standardized Average Annual Total Return

==============================================================================================================
     SUB-ACCOUNT OPTIONS              1 Year to           5 Years to         Life of Fund to         Date Fund
                                      12/31/96             12/31/96             12/31/96             Effective
--------------------------------------------------------------------------------------------------------------

American Century Variable               7.52%               4.12%                 6.18%              08-01-91
Portfolios, Inc.- American
Century VP Advantage
--------------------------------------------------------------------------------------------------------------
American Century Variable              -5.87%               4.51%                 9.14%              11-20-87
Portfolios, Inc.- American
Century VP Capital Appreciation
--------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           19.35%                N/A                 17.55%              10-06-93
Growth Fund
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               20.64%               12.88%               11.92%              09-29-89
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment             1.48%               7.23%                 7.93%              09-01-95
Fund-Quality Bond Portfolio
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            14.77%               34.31%               46.81%              08-31-90
Fund-Small Cap Portfolio
--------------------------------------------------------------------------------------------------------------
Fidelity VIP                           12.49%              16.21%                12.04%*             10-09-86
Fund-Equity-Income Portfolio
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          12.24%              13.24%                 9.45%*             09-19-85
Portfolio
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers             5.19%               6.34%                 8.54%              02-28-89
Management Trust-Balanced
Portfolio
--------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               1.83%               5.37%                 6.77%*             11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.44%               2.51%                 4.12%*             11-10-81
--------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 19.95%              12.05%                10.92%*             11-08-82
--------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           16.31%                N/A                 17.14%              09-01-95
--------------------------------------------------------------------------------------------------------------
Templeton Variable Products            22.12%                N/A                 13.50%              05-01-92
Series Fund-Templeton
International Fund Class 1
==============================================================================================================


*    Represents 10 years to 12-31-96.


     Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Fund. For the period ended December 31, 1996, the NSAT Money Market Fund's unit value yield and effective unit value yield were 3.64% and 3.70% respectively.

                                   49 of 106

The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base or another method of calculation is used.


Annuity Payments

     See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   50 of 106

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996


ASSETS:
  Investments at market value:
    MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
       59,614,178 shares (cost $59,614,178) .......................        $ 59,614,178
    Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
       3,796,104 shares (cost $41,344,359) ........................          37,885,116
    Massachusetts Investors Trust - Class A (MFSInvTr)
       2,695,746 shares (cost $33,220,819) ........................          38,980,489
    MFS(R) Bond Fund - Class A (MFSBdFd)
       2,488,582 shares (cost $33,159,970) ........................          32,923,937
    MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
       495,823 shares (cost $11,353,009) ..........................          15,018,474
    MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
       7,983,708 shares (cost $90,144,901) ........................         103,548,687
    MFS(R) High Income Fund - Class A (MFSHiInc)
       6,338,632 shares (cost $32,642,867) ........................          33,848,293
    MFS(R) Research Fund - Class A (MFSRsrch)
       2,516,471 shares (cost $35,420,324) ........................          46,605,048
    MFS(R) Total Return Fund - Class A (MFSTotRe)
       4,709,336 shares (cost $61,243,523) ........................          69,651,081
    MFS(R) World Governments Fund - Class A (MFSWdGvt)
       757,919 shares (cost $8,607,896) ...........................           8,564,486
    Nationwide Separate Account Trust-Money Market Fund (NSATMyMkt)
       2,010,734 shares (cost $2,010,734) .........................           2,010,734
                                                                          -------------
          Total investments .......................................         448,650,523
  Accounts receivable .............................................          16,754,754
                                                                           ------------
           Total assets ...........................................         465,405,277
Accounts payable ..................................................               4,249
                                                                          ------------
Contract owners' equity (note 4) ..................................        $465,401,028
                                                                           ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                                           1996              1995             1994
                                                                      -------------      -----------       -----------

Investment activity:
   Reinvested capital gains and dividends                              $ 45,028,420       41,437,779        29,599,574
   Mortality and expense charges (note 2)                                (6,079,619)      (5,701,022)       (5,853,289)
                                                                      -------------      -----------       -----------
      Net investment activity                                            38,948,801       35,736,757        23,746,285
                                                                      -------------      -----------       -----------

   Proceeds from mutual fund shares sold                                117,272,138      103,288,834       115,051,876
   Cost of mutual fund shares sold                                     (107,685,553)     (99,147,354)     (112,843,920)
                                                                      -------------      -----------       -----------
      Realized gain loss) on investments                                  9,586,585        4,141,480         2,207,956
   Change in unrealized gain (loss) on investments                       13,552,160       51,182,271       (41,633,519)
                                                                      -------------      -----------       -----------
      Net gain (loss) on investments                                     23,138,745       55,323,751       (39,425,563)
                                                                      -------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                             62,087,546       91,060,508       (15,679,278)
                                                                      -------------      -----------       -----------

Equity transactions:
   Purchase payments received from contract owners                       19,727,032       16,996,001        15,834,294
   Redemptions                                                          (70,243,669)     (69,066,775)      (73,513,222)
   Annuity benefits                                                        (569,003)        (582,314)         (569,906)
   Annual contract maintenance charge (note 2)                             (365,726)        (405,553)         (459,826)
   Contingent deferred sales charges (note 2)                              (157,482)        (185,166)         (201,021)
   Adjustments to maintain reserves                                         160,437           42,627            (3,929)
                                                                      -------------      -----------       -----------
         Net equity transactions                                        (51,448,411)     (53,201,180)      (58,913,610)
                                                                      -------------      -----------       -----------


Net change in contract owners' equity                                    10,639,135       37,859,328       (74,592,888)
Contract owners' equity beginning of period                             454,761,893      416,902,565       491,495,453
                                                                      -------------      -----------       -----------
Contract owners' equity end of period                                 $ 465,401,028      454,761,893       416,902,565
                                                                      =============      ===========       ===========

















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1996, 1995 AND 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

   (b) The Contracts

      Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

         MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt) Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Massachusetts Investors Trust - Class A (MFSInvTr)
         MFS(R) Bond Fund - Class A (MFSBdFd)
         MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         MFS(R) High Income Fund Class A (MFSHiInc)
         MFS(R) Research Fund - Class A (MFSRsrch)
         MFS(R) Total Return Fund - Class A (MFSTotRe)
         MFS(R) World Governments Fund - Class A (MFSWdGvt)
         Nationwide Separate Account Trust-Money Market Fund (NSATMyMkt)
             (managed for a fee by an affiliated investment advisor)

      At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

      During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

      Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company on each contract issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and
(b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality and expense risk fee discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

Contract owners' equity represented by:

                                                                           UNITS          UNIT VALUE
                                                                         ---------        -----------
   Contracts in accumulation phase:
      MFS Series Trust IV - MFS(R) Money Market Fund:
         Non-tax qualified .....................................             4,058        $ 35.222087          $  142,931
         Tax qualified spectrum ................................         1,343,440          30.037656          40,353,789
         Non-tax qualified spectrum ............................           615,505          30.058530          18,501,176
      Massachusetts Investors Growth Stock Fund - Class A:
         Non-tax qualified .....................................               498          94.658415              47,140
         Tax qualified spectrum ................................           297,134         100.175691          29,765,604
         Non-tax qualified spectrum ............................            86,801          85.004193           7,378,449
         Non-tax qualified spectrum (81-225) ...................             5,470          92.601102             506,528
      Massachusetts Investors Trust - Class A:
         Tax qualified .........................................                16         125.889283               2,014
         Tax qualified spectrum ................................           331,572         101.029680          33,498,613
         Non-tax qualified spectrum ............................            96,073          90.647891           8,708,815
         Non-tax qualified spectrum (81-225) ...................             2,037          96.304396             196,172
      MFS(R) Bond Fund - Class A:
         Non-tax qualified .....................................             3,321          52.397975             174,014
         Tax qualified spectrum ................................           509,516          44.939826          22,897,560
         Non-tax qualified spectrum ............................           208,403          44.903088           9,357,938
         Non-tax qualified spectrum (81-225) ...................             1,597          45.078692              71,991
      MFS(R) Emerging Growth Fund - Class A:
         Tax qualified spectrum ................................           437,204          34.264981          14,980,787
         Non-tax qualified spectrum (81-225) ...................               675          34.264981              23,129
      MFS(R) Growth Opportunities Fund - Class A:
         Non-tax qualified .....................................             2,724         124.926291             340,299
         Tax qualified spectrum ................................           822,246         116.177967          95,526,869
         Non-tax qualified spectrum ............................           182,479          98.686554          18,008,224
         Non-tax qualified spectrum (81-225) ...................            14,732         108.889502           1,604,160
      MFS(R) High Income Fund - Class A:
         Non-tax qualified .....................................               358          64.483775              23,085
         Tax qualified spectrum ................................           408,255          56.528677          23,078,115
         Non-tax qualified spectrum ............................           176,997          55.671087           9,853,615
         Non-tax qualified spectrum (81-225) ...................             6,379          56.528677             360,596
      MFS(R) Research Fund - Class A:
         Non-tax qualified .....................................               110         124.427653              13,687
         Tax qualified spectrum ................................           283,320         122.865333          34,810,206
         Non-tax qualified spectrum ............................           105,263         107.355935          11,300,608
         Non-tax qualified spectrum (81-225) ...................             1,676         121.431177             203,519
      MFS(R) Total Return Fund - Class A:
         Tax qualified .........................................               131          90.602325              11,869
         Tax qualified spectrum ................................           671,118          83.053566          55,738,743
         Non-tax qualified spectrum ............................           167,776          80.393080          13,488,029
         Non-tax qualified spectrum (81-225) ...................             1,979          82.245565             162,764
      MFS(R) World Governments Fund - Class A:
         Tax qualified spectrum ................................           143,438          50.880072           7,298,136
         Non-tax qualified spectrum ............................            22,367          49.604787           1,109,510
         Non-tax qualified spectrum (81-225) ...................             1,811          50.800980              92,001
      Nationwide Separate Account Trust - Money Market Fund:
         Tax qualified spectrum ................................            55,730          22.783414           1,269,720
         Non-tax qualified spectrum ............................            32,499          22.798231             740,920
                                                                            ======          =========
   Reserves for annuity contracts in payout phase:
         Tax qualified                                                                                             52,535
         Non-tax qualified                                                                                         70,050
         Tax qualified spectrum                                                                                 2,541,149
         Non-tax qualified spectrum                                                                             1,090,226
         Non-tax qualified spectrum (81-225)                                                                        5,743
                                                                                                            -------------
                                                                                                            $ 465,401,028
                                                                                                            =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I
                              MFS VARIABLE ACCOUNT
                                  TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994




                                                               MFSINVTR                MFSBDFD                MFSTOTRE
                                                               --------                -------                --------
1996***
   Beginning unit value - Jan. 1                           $101.007177                 **                   79.840336
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                           12.151296                                       9.492656
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    13.860085                                       2.119334
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                          (1.129275)                                      (.850001)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $125.889283                                      90.602325
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 25%                                           13%
======================================================================================================================

1995***
   Beginning unit value - Jan. 1                           $ 73.217470                 **                   63.581031
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                            9.389953                                       6.796396
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    19.267126                                      10.187101
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                           (.867372)                                      (.724192)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $101.007177                                      79.840336
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 38%                                           26%
======================================================================================================================

1994***
   Beginning unit value - Jan. 1                           $ 74.716077              42.399834               65.964662
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                            8.586372               2.862666                2.763915
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    (9.338645)             (4.752106)              (4.502426)
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                           (.746334)              (.407003)               (.645120)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $ 73.217470              40.103391               63.581031
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 (2)%                   (5)%                    (4)%
======================================================================================================================


  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** This investment option was not being utilized.
*** No other investment options were being utilized.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED


                              MFS VARIABLE ACCOUNT
                                NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                                      MFSMYMKT      MFSGRSTK       MFSBDFD      MFSGROPP     MFSHIINC      MFSRSRCH      MFSTOTRE
                                      --------      --------       -------      --------     --------      --------      --------
1996***
   Beginning unit value - Jan. 1   $33.966291     77.839871     50.922705    103.553065    57.870879    100.977005        **
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.605064     22.453848      3.611265     13.480974     5.309675      6.050177
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000     (4.761510)    (1.629887)     9.045917     1.918782     18.541253
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.349268)     (.873794)     (.506108)    (1.153665)    (.615561)    (1.140782)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $35.222087     94.658415     52.397975    124.926291    64.483775    124.427653
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         4%           22%            3%           21%          11%           23%
================================================================================================================================

1995***
   Beginning unit value - Jan. 1   $32.595660     61.261465     42.342529     77.773322    49.895862     73.593263     62.479885
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.704937     10.252961      3.454391     13.011382     4.720108      6.201200      6.678704
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000      7.033136      5.596005     13.690716     3.805299     22.049861     10.010672
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.334306)     (.707691)     (.470220)     (.922355)    (.550390)     (.867319)     (.711663)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $33.966291     77.839871     50.922705    103.553065    57.870879    100.977005     78.457598
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         4%           27%           20%           33%          16%           37%          26%
================================================================================================================================

1994***
   Beginning unit value - Jan. 1   $31.804010     66.343035     44.767184     81.961605    51.758789     74.327082     64.822235
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.114091      6.245985      3.022499      6.380267     4.381074      7.237361      2.716055
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000    (10.708702)    (5.017439)    (9.773345)   (5.737464)    (7.223674)    (4.424461)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.322441)     (.618853)     (.429715)     (.795205)    (.506537)     (.747506)     (.633944)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $32.595660     61.261465     42.342529     77.773322    49.895862     73.593263     62.479885
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         2%          (8)%          (5)%          (5)%         (4)%          (1)%         (4)%
================================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** This investment option was not being utilized.
*** No other investment options were being utilized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                             TAX QUALIFIED SPECTRUM
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                       MFSMYMKT      MFSGRSTK     MFSINVTR      MFSBDFD     MFSEMGRO     MFSGROPP
                                       --------      --------     --------      -------     --------     --------
1996
   Beginning unit value - Jan. 1     $29.055232     82.628565    81.308640    43.808005    30.247061    96.595726
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     1.370810     23.764772     9.754053     3.102317      .411401    12.538074
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000     (5.011899)   11.148678    (1.404493)    4.043215     8.443093
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.388386)    (1.205747)   (1.181691)    (.566003)    (.436696)   (1.398926)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $30.037656    100.175691   101.029680    44.939826    34.264981   116.177967
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           3%           21%          24%           3%          13%          20%
=================================================================================================================

1995
   Beginning unit value - Jan. 1     $27.967294     65.227303    59.116939    36.536936    21.706658    72.767772
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     1.460813     10.883902     7.560531     2.976527      .000000    12.137397
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000      7.496845    15.541527     4.821993     8.878016    12.812372
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.372875)     (.979485)    (.910357)    (.527451)    (.337613)   (1.121815)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $29.055232     82.628565    81.308640    43.808005    30.247061    96.595726
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           4%           27%          38%          20%          39%          33%
=================================================================================================================

1994
   Beginning unit value - Jan. 1     $27.370768     70.852048    60.509797    38.746280    20.977490    76.918993
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .957264      6.650437     6.934388     2.612018      .436556     5.969728
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000    (11.415978)   (7.541473)   (4.337835)     .566606    (9.150770)
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.360738)     (.859204)    (.785773)    (.483527)    (.273994)    (.970179)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $27.967294     65.227303    59.116939    36.536936    21.706658    72.767772
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           2%          (8)%         (2)%         (6)%           3%         (5)%
=================================================================================================================



                                      MFSHIINC      MFSRSRCH     MFSTOTRE     MFSWDGVT    NSATMYMKT
                                      --------      --------     --------     --------    ---------
1996
   Beginning unit value - Jan. 1     50.886631    100.013750    73.411912    48.914346    21.961256
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    4.662173      5.974756     8.708448     1.375200     1.116295
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             1.683533     18.345600     1.949204     1.232657      .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.703660)    (1.468773)   (1.015998)    (.642131)    (.294137)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        56.528677    122.865333    83.053566    50.880072    22.783414
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         11%           23%          13%           4%           4%
=================================================================================================================

1995
   Beginning unit value - Jan. 1     44.007083     73.111959    58.638949    42.911877    21.058716
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    4.157163      6.142147     6.254848     6.115071     1.183897
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             3.353463     21.879706     9.386344      .495697      .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.631078)    (1.120062)    (.868229)    (.608299)    (.281357)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        50.886631    100.013750    73.411912    48.914346    21.961256
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         16%           37%          25%          14%           4%
=================================================================================================================

1994
   Beginning unit value - Jan. 1     45.788518     74.064821    61.021714    46.532702    20.538004
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    3.870377      7.195425     2.553354     2.288468      .791945
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (5.069261)    (7.179946)   (4.160311)   (5.345421)     .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.582551)     (.968341)    (.775808)    (.563872)    (.271233)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        44.007083     73.111959    58.638949    42.911877    21.058716
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (4)%          (1)%         (4)%         (8)%           3%
=================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                           NON-TAX QUALIFIED SPECTRUM
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                              MFSMYMKT          MFSGRSTK          MFSINVTR           MFSBDFD          MFSGROPP
                                              --------          --------          --------           -------          --------
1996
   Beginning unit value - Jan  1            $29.075421         70.114570         72.953374         43.772192         82.052560
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.371771         20.165623          8.751729          3.099782         10.650379
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000         (4.252868)        10.003041         (1.403340)         7.171939
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.388662)        (1.023132)        (1.060253)         (.565546)        (1.188324)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $30.058530         85.004193         90.647891         44.903088         98.686554
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  3%               21%               24%                3%               20%
==============================================================================================================================

1995
   Beginning unit value - Jan  1            $27.986728         55.348697         53.042089         36.507070         61.812074
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.461834          9.235549          6.783611          2.974097         10.310027
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000          6.361465         13.944489          4.818039         10.883379
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.373141)         (.831141)         (.816815)         (.527014)         (.952920)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $29.075421         70.114570         72.953374         43.772192         82.052560
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  4%               27%               38%               20%               33%
==============================================================================================================================

1994
   Beginning unit value - Jan  1            $27.389788         60.121583         54.291825         38.714601         65.338300
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .957927          5.643236          6.221811          2.609884          5.070943
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000         (9.687046)        (6.766521)        (4.334289)        (7.773057)
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.360987)         (.729076)         (.705026)         (.483126)         (.824112)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $27.986728         55.348697         53.042089         36.507070         61.812074
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  2%               (8)%              (2)%              (6)%              (5)%
==============================================================================================================================



                                              MFSHIINC          MFSRSRCH          MFSTOTRE          MFSWDGVT        NSATMYMKT
                                              --------          --------          --------          --------        ---------
1996
   Beginning unit value - Jan  1             50.114634         87.388917         71.060281         47.688325         21.975540
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            4.591407          5.220557          8.429455          1.340731          1.117024
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     1.658007         16.029828          1.886778          1.201751           .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.692961)        (1.283367)         (.983434)         (.626020)         (.294333)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               55.671087        107.355935         80.393080         49.604787         22.798231
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 11%               23%               13%                4%                4%
==============================================================================================================================

1995
   Beginning unit value - Jan  1             43.339456         63.882963         56.760546         41.836304         21.072414
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            4.094062          5.366818          6.054479          5.961799          1.184666
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     3.302603         19.117811          9.085680           .483276           .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.621487)         (.978675)         (.840424)         (.593054)         (.281540)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               50.114634         87.388917         71.060281         47.688325         21.975540
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 16%               37%               25%               14%                4%
==============================================================================================================================

1994
   Beginning unit value - Jan  1             45.093866         64.715547         59.066983         45.366368         20.551361
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            3.811643          6.287139          2.471571          2.231109           .792462
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (4.992348)        (6.273621)        (4.027043)        (5.211428)          .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.573705)         (.846102)         (.750965)         (.549745)         (.271409)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               43.339456         63.882963         56.760546         41.836304         21.072414
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 (4)%              (1)%              (4)%              (8)%               3%

==============================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                       NON-TAX QUALIFIED SPECTRUM (81-225)
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                              MFSGRSTK     MFSINVTR      MFSBDFD     MFSEMGRO     MFSGROPP     MFSHIINC
                                              --------     --------      -------     --------     --------     --------
1996
   Beginning unit value - Jan. 1            $76.380777    77.505736    43.943375    30.247061    90.535764    50.886631
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           21.967845     9.297843     3.111902      .411401    11.751494     4.662173
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (4.632952)   10.627246    (1.408823)    4.043215     7.913421     1.683533
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                          (1.114568)   (1.126429)    (.567762)    (.436696)   (1.311177)    (.703660)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $92.601102    96.304396    45.078692    34.264981   108.889502    56.528677
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 21%          24%           3%          13%          20%          11%
=======================================================================================================================

1995
   Beginning unit value - Jan. 1            $60.295273    56.351973    36.649839    21.706658    68.202665    44.007083
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           10.060939     7.206917     2.985727      .000000    11.375954     4.157163
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     6.929991    14.814629     4.836885     8.878016    12.008582     3.353463
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.905426)    (.867783)    (.529076)    (.337613)   (1.051437)    (.631078)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $76.380777    77.505736    43.943375    30.247061    90.535764    50.886631
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 27%          38%          20%          39%          33%          16%
=======================================================================================================================

1994
   Beginning unit value - Jan. 1            $65.494712    57.679687    38.865999    20.977490    72.093454    45.788518
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .     6.147578     6.610058     2.620091      .436556     5.595215     3.870377
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   (10.552777)   (7.188748)   (4.351232)     .566606    (8.576687)   (5.069261)
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.794240)    (.749024)    (.485019)    (.273994)    (.909317)    (.582551)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $60.295273    56.351973    36.649839    21.706658    68.202665    44.007083
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                (8)%         (2)%         (6)%           3%         (5)%         (4)%
=======================================================================================================================


                                              MFSRSRCH     MFSTOTRE     MFSWDGVT
                                              --------     --------     --------
1996
   Beginning unit value - Jan. 1             98.846334    72.697711    48.838310
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            5.905015     8.623693     1.373062
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    18.131463     1.930268     1.230738
--------------------------------------------------------------------------------
   Contract charges                          (1.451635)   (1.006107)    (.641130)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31              121.431177    82.245565    50.800980
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 23%          13%          4%
================================================================================

1995
   Beginning unit value - Jan. 1             72.258548    58.068470    42.845163
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            6.070452     6.194025     6.105566
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    21.624321     9.294998      .494930
--------------------------------------------------------------------------------
   Contract charges                          (1.106987)    (.859782)    (.607349)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31               98.846334    72.697711    48.838310
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 37%          25%         14%
================================================================================

1994
   Beginning unit value - Jan. 1             73.200301    60.428053    46.460353
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            7.111436     2.528526     2.284911
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    (7.096145)   (4.119853)   (5.337099)
--------------------------------------------------------------------------------
   Contract charges                           (.957044)    (.768256)    (.563002)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31               72.258548    58.068470    42.845163
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                (1)%         (4)%        (8)%
================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

See note 3.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


          (a)  To be filed by Financial Statements:

               (1)  Financial statements and schedule included              Page
                    in Prospectus
                    (Part A):

                    Condensed Financial Information.                         N/A

               (2)  Financial statements included                             38
                    in Part B:


                    Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
                    (Part A).

               Nationwide Multi-Flex Separate Account:


                    Independent Auditors' Report.                             38

                    Statements of Assets, Liabilities
                    and Contract Owners' Equity as of
                    December 31, 1996.                                        39

                    Statements of Operations and Changes
                    in Contract Owners Equity for the years ended
                    December 31, 1996, 1995, and 1994.                        41

                    Notes to Financial Statements.                            42

                    Schedules of Changes In Unit Value.                       44


               Nationwide Life Insurance Company:


                    Independent Auditors' Report.                             45

                    Consolidated Balance Sheets as of December 31,
                    1996 and 1995.

                    Consolidated Statements of Income for the years
                    ended December 31, 1996, 1995 and 1994                    47

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 1996, 1995 and
                    1994.                                                     48

                    Consolidated Statements of Cash Flows for the years 49 ended December 31, 1996, 1995 and
                    1994.

                    Notes to Consolidated Financial Statements.               50

                    Schedule I - Consolidated Summary of Investments -
                    Other Than Investments in Related Parties                 84


                    Schedule III - Supplementary Insurance Information        85

                    Schedule IV - Reinsurance                                 86

                    Schedule V - Valuation and Qualifying Accounts            87



                                   84 of 106

Item 24.  (b)  Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution contracts between the Registrant and Principal Underwriter - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated by reference.

               (4) The form of the variable annuity contract Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.

               (5) Variable Annuity Application - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule - Filed
                    previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.


                                   85 of 106

Item 25.  Directors and Officers of the Depositor

             Name and Principal                   Positions and Offices
              Business Address                       With Depositor

          Lewis J. Alphin                                Director
          519 Bethel Church Road
          Mount Olive, NC  28365

          Keith W. Eckel                                 Director
          1647 Falls Road
          Clarks Summit, PA 18411

          Willard J. Engel                               Director
          1100 East Main Street
          Marshall, MN 56258

          Fred C. Finney                                 Director
          1558 West Moreland Road
          Wooster, OH 44691

          Charles L. Fuellgraf, Jr.                      Director
          600 South Washington Street
          Butler, PA  16001

          Joseph J. Gasper                 President and Chief Operating Officer
          One Nationwide Plaza                         and Director
          Columbus, OH  43215


          Henry S. Holloway                           Chairman of the
          1247 Stafford Road                        Board and Director
          Darlington, MD  21034

          Dimon Richard McFerson           Chairman and Chief Executive Officer-
          One Nationwide Plaza                Nationwide Insurance Enterprise
          Columbus, OH  43215                          and Director


          David O. Miller                                Director
          115 Sprague Drive
          Hebron, OH 43025


          C. Ray Noecker                                 Director
          2770 Winchester Southern S.
          Ashville, OH 43103


          James F. Patterson                             Director
          8765 Mulberry Road
          Chesterland, OH  44026


                                   86 of 106

             Name and Principal                   Positions and Offices
              Business Address                       With Depositor

          Arden L. Shisler                               Director
          1356 North Wenger Road
          Dalton, OH  44618

          Robert L. Stewart                              Director
          88740 Fairview Road
          Jewett, OH  43986

          Nancy C. Thomas                                Director
          10835 Georgetown Street NE
          Louisville, OH  44641

          Harold W. Weihl                                Director
          14282 King Road
          Bowling Green, OH  43402

          Gordon E. McCutchan                    Executive Vice President,
          One Nationwide Plaza                  Law and Corporate Services
          Columbus, OH  43215                          and Secretary

          Robert A. Oakley                       Executive Vice President-
          One Nationwide Plaza                    Chief Financial Officer
          Columbus, OH  43215


          Robert J. Woodward Jr.                 Executive Vice President
          One Nationwide Plaza                   Chief Investment Officer
          Columbus, OH 43215


          James E. Brock                          Senior Vice President -
          One Nationwide Plaza                    Life Company Operations
          Columbus, OH  43215

          W. Sidney Druen                    Senior Vice President and General
          One Nationwide Plaza                Counsel and Assistant Secretary
          Columbus, OH  43215

          Harvey S. Galloway, Jr.          Senior Vice President-Chief Actuary-
          One Nationwide Plaza                  Life, Health and Annuities
          Columbus, OH  43215

          Richard A. Karas                    Senior Vice President - Sales -
          One Nationwide Plaza                      Financial Services
          Columbus, OH  43215


          Michael D. Bleiweiss                        Vice President-
          One Nationwide Plaza                 Individual Annuity Operations
          Columbus, OH  43215



                                   87 of 106

             Name and Principal                   Positions and Offices
              Business Address                       With Depositor


          Matthew S. Easley                          Vice President -
          One Nationwide Plaza              Life Marketing and Administration
          Columbus, OH  43215                            Services


          Ronald L. Eppley                            Vice President-
          One Nationwide Plaza                           Pensions
          Columbus, OH  43215

          Timothy E. Murphy                           Vice President-
          One Nationwide Plaza                      Strategic Marketing
          Columbus, Ohio  43215


          R. Dennis Noice                             Vice President-
          One Nationwide Plaza                       Retail Operations
          Columbus, OH  43215


          Joseph P. Rath                             Vice President -
          One Nationwide Plaza                   Associate General Counsel
          Columbus, OH  43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries


                                   88 of 106

                                                                      NO. VOTING
                                                                      SECURITIES
                                                     STATE          (see Attached
                                                       OF           Chart) unless
     COMPANY                                      ORGANIZATION    otherwise indicated      PRINCIPAL BUSINESS
Affiliate Agency, Inc.                              Delaware                               Life Insurance Agency

Affiliate Agency of Ohio, Inc.                        Ohio                                 Life Insurance Agency

Allnations, Inc.                                      Ohio                                 Promotes cooperative insurance
                                                                                           corporations worldwide

American Marine Underwriters, Inc.                  Florida                                Underwriting Manager

Auto Direkt Insurance Company                       Germany                                Insurance Company

The Beak and Wire Corporation                         Ohio                                 Radio Tower Joint Venture

California Cash Management Company                 California                              Investment Securities Agent

Colonial County Mutual insurance Company             Texas                                 Insurance Company

Colonial Insurance Company of California           California                              Insurance Company

Columbus Insurance Brokerage and Service            Germany                                Insurance Broker
GMBH

Companies Agency, Inc.                             Wisconsin                               Insurance Broker

Companies Agency Insurance Services of             California                              Insurance  Broker
California

Companies Agency of Alabama, Inc.                   Alabama                                Insurance Broker

Companies Agency of Idaho, Inc.                      Idaho                                 Insurance Broker

Companies Agency of Illinois, Inc.                  Illinois                               Acts as Collection Agent for policies
                                                                                           placed through Brokers

Companies Agency of Kentucky, Inc.                  Kentucky                               Insurance Broker

Companies Agency of Massachusetts, Inc.          Massachusetts                             Insurance Broker

Companies Agency of New York, Inc.                  New York                               Insurance Broker

Companies Agency of Pennsylvania, Inc.            Pennsylvania                             Insurance Broker

Companies Agency of Phoenix, Inc.                   Arizona                                Insurance Broker

Companies Agency of Texas, Inc.                      Texas                                 Insurance Broker

Companies Annuity Agency of Texas, Inc.              Texas                                 Insurance Broker

Countrywide Services Corporation                    Delaware                               Products Liability, Investigative and
                                                                                           Claims Management Services

Employers Insurance of Wausau                      Wisconsin                               Insurance Company
A Mutual Company


                                   89 of 106

                                                                         NO. VOTING
                                                                         SECURITIES
                                                         STATE          (see Attached
                                                           OF           Chart) unless
     COMPANY                                           ORGANIZATION    otherwise indicated      PRINCIPAL BUSINESS
**   Employers Life Insurance Company of Wausau         Wisconsin                               Life Insurance Company
     F & B, Inc.                                           Iowa                                 Insurance Agency

     Farmland Mutual Insurance Company                     Iowa                                 Insurance Company

     Financial Horizons Distributors Agency of           Alabama                                Life Insurance Agency
     Alabama, Inc.

     Financial Horizons Distributors Agency of             Ohio                                 Life Insurance Agency
     Ohio, Inc.

     Financial Horizons Distributors Agency of           Oklahoma                               Life Insurance Agency
     Oklahoma, Inc.

     Financial Horizons Distributors Agency of            Texas                                 Life Insurance Agency
     Texas, Inc.

*    Financial Horizons Investment Trust              Massachusetts                             Investment Company

     Financial Horizons Securities Corporation           Oklahoma                               Broker Dealer

     Gates, McDonald & Company                             Ohio                                 Cost Control Business

     Gates, McDonald & Company of Nevada                  Nevada                                Self-Insurance Administration
                                                                                                Claims Examinations and
                                                                                                Data Processing Services

     Gates, McDonald & Company of New York, Inc.         New York                               Workers Compensation Claims
                                                                                                Administration

     Gates, McDonald Health Plus, Inc.                     Ohio                                 Managed Care Organization

     Greater La Crosse Health Plans, Inc.               Wisconsin                               Writes Commercial Health and
                                                                                                Medicare Supplement Insurance

     Insurance Intermediaries, Inc.                        Ohio                                 Insurance Broker and Insurance
                                                                                                Agency

     Key Health Plan, Inc.                              California                              Pre-paid health plans

     Landmark Financial Services of New York,            New York                               Life Insurance Agency
     Inc.

     Leben Direkt Insurance Company                      Germany                                Life Insurance Company

     Lone Star General Agency, Inc.                       Texas                                 Insurance Agency

**   MRM Investments, Inc.                                 Ohio                                 Owns and operates a Recreational
                                                                                                Ski Facility

**   National Casualty Company                           Michigan                               Insurance Company

     National Casualty Company of America, Ltd.       Great Britain                             Insurance Company

**   National Premium and Benefit                        Delaware                               Insurance Administrative Services
     Administration Company


**   Nationwide Advisory Services, Inc.                    Ohio                                 Registered Broker-Dealer, Investment
                                                                                                Manager and Administrator



                                   90 of 106

                                                                         NO. VOTING
                                                                         SECURITIES
                                                         STATE          (see Attached
                                                           OF           Chart) unless
     COMPANY                                           ORGANIZATION    otherwise indicated      PRINCIPAL BUSINESS

     Nationwide Agency, Inc.                               Ohio                                 Insurance Agency


     Nationwide Agribusiness Insurance Company             Iowa                                 Insurance Company


     Nationwide Asset Allocation Trust                Massachusetts                             Investment Company


     Nationwide Cash Management Company                    Ohio                                 Investment Securities Agent

     Nationwide Communications, Inc.                       Ohio                                 Radio Broadcasting Business

     Nationwide Community Urban Redevelopment              Ohio                                 Redevelopment of blighted areas
     Corporation                                                                                within the City of Columbus, Ohio

     Nationwide Corporation                                Ohio                                 Organized for the purpose of
                                                                                                acquiring, holding, encumbering,
                                                                                                transferring, or otherwise disposing
                                                                                                of shares, bonds, and other
                                                                                                evidences of indebtedness,
                                                                                                securities, and contracts of other
                                                                                                persons, associations, corporations,
                                                                                                domestic or foreign and to form or
                                                                                                acquire the control of other
                                                                                                corporations

     Nationwide Development Company                        Ohio                                 Owns, leases and manages commercial
                                                                                                real estate

     Nationwide Financial Institution                    Delaware                               Insurance Agency
     Distributors Agency, Inc.


     Nationwide Financial Services, Inc.                 Delaware                               Organized for the purpose of
                                                                                                acquiring, holding, encumbering,
                                                                                                transferring, or otherwise disposing
                                                                                                of shares, bonds, and other
                                                                                                evidences of indebtedness,
                                                                                                securities, and contracts of other
                                                                                                persons, associations, corporations,
                                                                                                domestic or foreign and to form or
                                                                                                acquire the control of other
                                                                                                corporations


     Nationwide General Insurance Company                  Ohio                                 Insurance Company

     Nationwide HMO, Inc.                                  Ohio                                 Health Maintenance Organization

*    Nationwide Indemnity Company                          Ohio                                 Reinsurance Company

     Nationwide Insurance Enterprise Foundation            Ohio                                 Membership Non-Profit Corporation

     Nationwide Insurance Golf Charities, Inc.             Ohio                                 Membership Non-Profit Corporation

     Nationwide Investing Foundation                     Michigan                               Investment Company

*    Nationwide Investing                             Massachusetts                             Investment Company
     Foundation II

     Nationwide Investment Services Corporation          Oklahoma                               Registered Broker-Dealer in Deferred
                                                                                                Compensation Market

     Nationwide Investors Services, Inc.                   Ohio                                 Stock Transfer Agent

**   Nationwide Life and Annuity Insurance                 Ohio                                 Life Insurance Company
     Company


                                   91 of 106

                                                                         NO. VOTING
                                                                         SECURITIES
                                                         STATE          (see Attached
                                                           OF           Chart) unless
     COMPANY                                           ORGANIZATION    otherwise indicated      PRINCIPAL BUSINESS
**   Nationwide Life Insurance Company                     Ohio                                 Life Insurance Company

     Nationwide Lloyds                                    Texas                                 Texas Lloyds Company


     Nationwide  Management Systems, Inc.                  Ohio                                 Develops and operates Managed Care
                                                                                                Delivery System


     Nationwide Mutual Fire Insurance Company              Ohio                                 Insurance Company

     Nationwide Mutual Insurance Company                   Ohio                                 Insurance Company


     Nationwide Properties, Ltd.                           Ohio                                 Develops, owns and operates real
                                                                                                estate and real estate investments


     Nationwide Property and Casualty Insurance            Ohio                                 Insurance Company
     Company


     Nationwide Realty Investors, Ltd.                     Ohio                                 Develops, owns and operates real
                                                                                                estate and real estate investments


*    Nationwide Separate Account Trust                Massachusetts                             Investment Company

     NEA Valuebuilder Investor Services, Inc.            Delaware                               Life Insurance Agency

     NEA Valuebuilder Investor Services of               Alabama                                Life Insurance Agency
     Alabama, Inc.

     NEA Valuebuilder Investor Services of               Arizona                                Life Insurance Agency
     Arizona, Inc.

     NEA Valuebuilder Investor Services of            Massachusetts                             Life Insurance Agency
     Massachusetts, Inc.

     NEA Valuebuilder Investor Services of               Montana                                Life Insurance Agency
     Montana, Inc.

     NEA Valuebuilder Investor Services of                Nevada                                Life Insurance Agency
     Nevada, Inc.

     NEA Valuebuilder Investor Services of                 Ohio                                 Life Insurance Agency
     Ohio, Inc.

     NEA Valuebuilder Investor Services of               Oklahoma                               Life Insurance Agency
     Oklahoma, Inc.

     NEA Valuebuilder Investor Services of                Texas                                 Life Insurance Agency
     Texas, Inc.

     NEA Valuebuilder Investor Services of               Wyoming                                Life Insurance Agency
     Wyoming

     NEA Valuebuilder Services Insurance              Massachusetts                             Life Insurance Agency
     Agency, Inc.

     Neckura General Insurance Company                   Germany                                Insurance Company

     Neckura Holding Company                             Germany                                Administrative Service for Neckura
                                                                                                Insurance Group

     Neckura Insurance Company                           Germany                                Insurance Company

     Neckura Life Insurance Company                      Germany                                Life Insurance Company

     NWE, Inc.                                             Ohio                                 Special Investments


                                   92 of 106

                                                                         NO. VOTING
                                                                         SECURITIES
                                                         STATE          (see Attached
                                                           OF           Chart) unless
     COMPANY                                           ORGANIZATION    otherwise indicated      PRINCIPAL BUSINESS
     PEBSCO of Massachusetts Insurance Agency,        Massachusetts                             Markets and Administers Deferred
     Inc.                                                                                       Compensation Plans for Public
                                                                                                Employees

     PEBSCO of Texas, Inc.                                Texas                                 Markets and Administers Deferred
                                                                                                Compensation Plansfor Public
                                                                                                Employees

     Pension Associates of Wausau, Inc.                 Wisconsin                               Pension plan administration, record
                                                                                                keeping and consulting and
                                                                                                compensation consulting


     Physicians Plus Insurance Corporation              Wisconsin                               Health Maintenance Organization


     Public Employees Benefit Services                   Delaware                               Marketing and Administration of
     corporation                                                                                Deferred Employee Compensation Plans
                                                                                                for Public Employees

     Public Employees Benefit Services                   Alabama                                Markets and Administers Deferred
     Corporation of Alabama                                                                     Compensation Plans for Public
                                                                                                Employees

     Public Employees Benefit Services                   Arkansas                               Markets and Administers Deferred
     Corporation of Arkansas                                                                    Compensation Plans for Public
                                                                                                Employees

     Public Employees Benefit Services                   Montana                                Markets and Administers Deferred
     Corporation of Montana                                                                     Compensation Plans for Public
                                                                                                Employees

     Public Employees Benefit Services                  New Mexico                              Markets and Administers Deferred
     Corporation of New Mexico                                                                  Compensation Plans for Public
                                                                                                Employees

     Scottsdale Indemnity Company                          Ohio                                 Insurance Company

     Scottsdale Insurance Company                          Ohio                                 Insurance Company


     Scottsdale Surplus Lines Insurance Company          Arizona                                Excess and Surplus Lines Insurance
                                                                                                Company


     SVM Sales GmbH, Neckura Insurance Group             Germany                                Sales support for Neckura Insurance
                                                                                                Group

     Wausau Business Insurance Company                   Illinois                               Insurance Company

     Wausau General Insurance Company                    Illinois                               Insurance Company

     Wausau Insurance Company (U.K.) Limited          United Kingdom                            Insurance and Reinsurance Company

     Wausau International Underwriters                  California                              Special Risks, Excess and Surplus
                                                                                                Lines Insurance Underwriting Manager

**   Wausau Preferred Health Insurance Company          Wisconsin                               Insurance and Reinsurance Company

     Wausau Service Corporation                         Wisconsin                               Holding Company

     Wausau Underwriters Insurance Company              Wisconsin                               Insurance Company

**   West Coast Life Insurance Company                  California                              Life Insurance Company


                                   93 of 106

                                                                  NO. VOTING
                                                                  SECURITIES
                                              STATE             (see Attached
                                               OF               Chart) unless
     COMPANY                               ORGANIZATION       otherwise indicated                 PRINCIPAL BUSINESS
*    MFS Variable Account                      Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    NACo Variable Account                     Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide DC Variable Account            Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts


*    Nationwide DCVA-II                        Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts


*    Separate Account No. 1                    Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Multi-Flex Variable Account    Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide VA Separate Account-A          Ohio         Nationwide Life and Annuity           Issuer of Annuity Contracts
                                                            Separate Account

*    Nationwide VA Separate Account-B          Ohio         Nationwide Life and Annuity           Issuer of Annuity Contracts
                                                            Separate Account

     Nationwide VA Separate Account-C          Ohio         Nationwide Life and Annuity           Issuer of Annuity Contracts
                                                            Separate Account

*    Nationwide VA Separate Account-Q          Ohio         Nationwide Life and Annuity           Issuer of Annuity Contracts
                                                            Separate Account

*    Nationwide Variable Account               Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Variable Account-II            Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Variable Account-3             Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Variable Account-4             Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Variable Account-5             Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Fidelity Advisor Variable      Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts
     Account

*    Nationwide Variable Account-6             Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide Variable Account-8             Ohio         Nationwide Life Separate Account      Issuer of Annuity Contracts

*    Nationwide VL Separate                    Ohio         Nationwide Life and Annuity           Issuer of Life Insurance Policies
     Account-A                                              Separate Account


*    Nationwide VL Separate                    Ohio         Nationwide Life and Annuity           Issuer of Life Insurance Policies
     Account-B                                              Separate Account


*    Nationwide VLI Separate Account           Ohio         Nationwide Life Separate Account      Issuer of Life Insurance Policies

*    Nationwide VLI Separate Account-2         Ohio         Nationwide Life Separate Account      Issuer of Life Insurance Policies

*    Nationwide VLI Separate Account-3         Ohio         Nationwide Life Separate Account      Issuer of Life Insurance Policies


                                   94 of 106

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27.  Number of Contract Owners


          The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 32,443 and 995, respectively.


Item 28.  Indemnification

          Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


          (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, which are open-end management investment companies.

          (b)          NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS


                                                   Positions and offices
     Name and Business Address                       with Underwriter

Joseph J. Gasper                                  President and Director
One Nationwide Plaza
Columbus, Ohio  43215


Dimon Richard McFerson                    Chairman of the Board of Directors and
One Nationwide Plaza                                  Chairman and
Columbus, OH  43215                        Chief Executive Officer--Nationwide
                                            Insurance Enterprise and Director


Gordon E. McCutchan
One Nationwide Plaza                        Executive Vice President-Law and
Columbus, OH  43215                         Corporate Services and Director

Robert A. Oakley                            Executive Vice President - Chief
One Nationwide Plaza                         Financial Officer and Director
Columbus, OH  43215


                                   97 of 106

Robert J. Woodward, Jr.                     Executive Vice President - Chief
One Nationwide Plaza                        Investment Officer and Director
Columbus, Ohio 43215

W. Sidney Druen                                  Senior Vice President and
One Nationwide Plaza                                General Counsel and
Columbus, OH  43215                                 Assistant Secretary


James F. Laird, Jr.                              Vice President and General
One Nationwide Plaza                             Manager & Acting Treasurer
Columbus, OH  43215

Edwin P. McCausland
One Nationwide Plaza
Columbus, OH 43215


Peter J. Neckermann                                    Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer                                Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215


William G. Goslee                                      Vice President
One Nationwide Plaza
Columbus, OH  43215

Joseph P. Rath                                         Vice President
One Nationwide Plaza
Columbus, OH 43215

Rae M. Pollina                                            Secretary
One Nationwide Plaza
Columbus, OH  43215


(c)       Name of            Net Underwriting         Compensation On
         Principal           Discounts and             Redemption Or             Brokerage
        Underwriter           Commissions              Annuitization            Commissions              Compensation
        -----------           -----------              -------------            -----------              ------------

        Nationwide
         Advisory                N/A                        N/A                     N/A                      N/A
         Services,
         Inc.


Item 30.  Location of Accounts and Records

          Robert O. Cline
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43215

Item 31.  Management Services

          Not Applicable


                                   98 of 106

Item 32.  Undertakings

          The Registrant hereby undertakes to:


          (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

          The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



                                   99 of 106

                                   Offered by
                        Nationwide Life Insurance Company







                        NATIONWIDE LIFE INSURANCE COMPANY







                     Nationwide Multi-Flex Variable Account

                  Individual Deferred Variable Annuity Contract






                                   PROSPECTUS







                                   May 1, 1997



                                   100 of 106

                 Accountants' Consent and Independent Auditors'
                     Report on Financial Statement Schedules

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Multi-Flex Variable Account:



The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP

Columbus, Ohio

April 24, 1997



                                   101 of 106

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, NATIONWIDE MULTIFLEX VARIABLE ACCOUNT has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1997.


                                      NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                                   ---------------------------------------------
                                                  (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                   ---------------------------------------------
                                                   (Depositor)


                                               By /s/JOSEPH P. RATH
                                   ---------------------------------------------
                                                  Joseph P. Rath
                                                  Vice President


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 24th day of April, 1997.


              Signature                                    Title

     Signature                        Title

LEWIS J. ALPHIN                      Director
-----------------------------
Lewis J. Alphin

KEITH W. ECKEL                       Director
-----------------------------
Keith W. Eckel

WILLARD J. ENGEL                     Director
-----------------------------
Willard J. Engel

FRED C. FINNEY                       Director
-----------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.            Director
-----------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                     President/Chief Operating
-----------------------------        Office and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                    Chairman of the Board
-----------------------------        and Director
Henry S. Holloway

DIMON RICHARD McFERSON               Chairman and Chief Executive
-----------------------------        Officer-Nationwide Insurance
Dimon Richard McFerson               Enterprise and Director

DAVID O. MILLER                      Director
-----------------------------
David O. Miller

C. RAY NOECKER                       Director
-----------------------------
C. Ray Noecker

ROBERT A. OAKLEY                     Executive Vice President-
-----------------------------        Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                   Director               By /s/JOSEPH P. RATH
-----------------------------                               --------------------
James F. Patterson                                             Joseph P. Rath
                                                               Attorney-in-Fact
ARDEN L. SHISLER                     Director
-----------------------------
Arden L. Shisler

ROBERT L. STEWART                    Director
-----------------------------
Robert L. Stewart

NANCY C. THOMAS                      Director
-----------------------------
Nancy C. Thomas

HAROLD W. WEIHL                      Director
-----------------------------
Harold W. Weihl


                                   106 of 106

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director